Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities
14.	Derivative instruments and hedging activities

Sony has certain financial instruments including financial assets and liabilities acquired in the normal course of business. Such financial instruments are exposed to market risk arising from the changes in foreign currency exchange rates and interest rates. In applying a consistent risk management strategy for the purpose of reducing such risk, Sony uses derivative financial instruments, which include foreign exchange forward contracts, foreign currency option contracts, and interest rate swap agreements (including interest rate and currency swap agreements). Certain other derivative financial instruments are entered into in the Financial Services segment for asset-liability management (“ALM”) purposes. These instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major countries. These derivatives generally mature or expire within six months after the balance sheet date. Other than derivatives utilized in the Financial Services segment for ALM, Sony does not use derivative financial instruments for trading or speculative purposes. These derivative transactions utilized for ALM in the Financial Services segment are executed within a certain limit in accordance with an internal risk management policy.

Derivative financial instruments held by Sony are classified and accounted for as described below.

Fair value hedges

Both the derivatives designated as fair value hedges and the hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives designated as fair value hedges as well as offsetting changes in the carrying value of the underlying hedged items are recognized in income. For the fiscal years ended March 31, 2012, 2013 and 2014, these fair value hedges were fully effective. In addition, there were no amounts excluded from the assessment of hedge effectiveness of fair value hedges.

Cash flow hedges

Changes in the fair value of derivatives designated as cash flow hedges are initially recorded in other comprehensive income (“OCI”) and reclassified into earnings when the hedged transaction affects earnings. For the fiscal years ended March 31, 2012, 2013 and 2014, the effect of derivatives designated as cash flow hedges on income and other comprehensive income, and the ineffective portions of the hedging relationships were not significant. In addition, there were no amounts excluded from the assessment of hedge effectiveness for cash flow hedges. At March 31, 2014, there were no derivatives qualifying as cash flow hedges.

Derivatives not designated as hedges

Changes in the fair value of derivatives not designated as hedges are recognized in income.

A description of the purpose and classification of the derivative financial instruments held by Sony is as follows:

Foreign exchange forward contracts and foreign currency option contracts

Foreign exchange forward contracts and purchased and written foreign currency option contracts are utilized primarily to limit the exposure affected by changes in foreign currency exchange rates on cash flows generated by anticipated intercompany transactions and intercompany accounts receivable and payable denominated in foreign currencies. The majority of written foreign currency option contracts are a part of range forward contract arrangements and expire in the same month with the corresponding purchased foreign currency option contracts.

Sony also enters into foreign exchange forward contracts, which effectively fix the cash flows from foreign currency denominated debt. Accordingly, these derivatives have been designated as cash flow hedges.

Foreign exchange forward contracts and foreign currency option contracts that do not qualify as hedges are marked-to-market with changes in value recognized in other income and expenses.

Foreign exchange forward contracts, foreign currency option contracts and currency swap agreements held by certain subsidiaries in the Financial Services segment are marked-to-market with changes in value recognized in financial service revenue.

Interest rate swap agreements (including interest rate and currency swap agreements)

Interest rate swap agreements are utilized primarily to lower funding costs, to diversify sources of funding and to limit Sony’s exposure associated with underlying debt instruments and available-for-sale debt securities resulting from adverse fluctuations in interest rates, foreign currency exchange rates and changes in fair values. Interest rate swap agreements entered into in the Financial Services segment are used for reducing the risk arising from the changes in the fair value of fixed rate available-for-sale debt securities. These derivatives are considered to be a hedge against changes in the fair value of available-for-sale debt securities in the Financial Services segment. Accordingly, these derivatives have been designated as fair value hedges.

Sony also enters into certain interest rate swap agreements for the purpose of reducing the risk arising from the changes in anticipated cash flows of variable rate debt and foreign currency denominated debt. These interest rate swap agreements, which effectively swap foreign currency denominated variable rate debt for functional currency denominated fixed rate debt, are considered to be a hedge against changes in the anticipated cash flows of Sony’s foreign denominated variable rate obligations. Accordingly, these derivatives have been designated as cash flow hedges.

Certain subsidiaries in the Financial Services segment have interest rate swap agreements as part of their ALM, which are marked-to-market with changes in value recognized in financial service revenue.

Any other interest rate swap agreements that do not qualify as hedges, which are used for reducing the risk arising from changes of variable rate debt, are marked-to-market with changes in value recognized in other income and expenses.

Other agreements

Certain subsidiaries in the Financial Services segment have credit default swap agreements, equity future contracts, other currency contracts and hybrid financial instruments as part of their ALM, which are marked-to-market with changes in value recognized in financial services revenue. The hybrid financial instruments, disclosed in Note 7 as debt securities, contain embedded derivatives that are not required to be bifurcated because the entire instruments are carried at fair value.

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2013	2014	Liability derivatives	2013	2014
Interest rate contracts	Prepaid expenses and other current assets	2	2	Current liabilities other	1,227	1,221
Interest rate contracts	Assets other	254	1,012	Liabilities other	18,892	13,941
Foreign exchange contracts	Prepaid expenses and other current assets	5	6	Current liabilities other	15	24

		261	1,020		20,134	15,186

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2013	2014	Liability derivatives	2013	2014
Interest rate contracts		—	—	Current liabilities other	147	18
Interest rate contracts		—	—	Liabilities other	2,784	1,429
Foreign exchange contracts	Prepaid expenses and other current assets	20,706	10,855	Current liabilities other	18,933	13,892
Foreign exchange contracts	Assets other	895	12	Liabilities other	—	24

		21,601	10,867		21,864	15,363

Total derivatives		21,862	11,887		41,998	30,549

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2012, 2013 and 2014.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2012	2013	2014
Interest rate contracts	Financial services revenue	(2,998)	(11,275)	131
Foreign exchange contracts	Foreign exchange gain or (loss), net	(49)	1	(1)

Total		(3,047)	(11,274)	130

Derivatives not designated as hedging instruments	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2012	2013	2014
Interest rate contracts	Financial services revenue	(3,303)	(2,779)	(167)
Foreign exchange contracts	Financial services revenue	(79)	7,202	1,198
Foreign exchange contracts	Foreign exchange gain or (loss), net	4,324	5,596	2,703
Credit contracts	Financial services revenue	(25)	(3)	—

Total		917	10,016	3,734

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2013		March 31, 2014
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,127,799	(7,185)	1,415,132	(3,737)
Currency option contracts purchased	1,296	44	14,988	137
Currency option contracts written	1,037	(6)	1,683	(6)
Currency swap agreements	459,019	9,507	515,300	221
Other currency contracts	58,294	298	67,043	319
Interest rate contracts:
Interest rate swap agreements	529,642	(22,794)	413,572	(15,596)

All derivatives are recognized as either assets or liabilities in the consolidated balance sheets on a gross basis, but certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (ISDA) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Presented below are the effects of offsetting derivative assets and derivative liabilities as of March 31, 2013 and 2014.

	Yen in millions
	As of March 31, 2013
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements		Net amounts
		Financial instruments	Cash collateral
Derivative assets subject to master netting agreements	18,954	8,458	—	10,496
Derivative assets not subject to master netting agreements	2,908			2,908

Total derivative assets	21,862	8,458	—	13,404

Derivative liabilities subject to master netting agreements	39,371	22,921	—	16,450
Derivative liabilities not subject to master netting agreements	2,627			2,627

Total derivative liabilities	41,998	22,921	—	19,077

	Yen in millions
	As of March 31, 2014
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements		Net amounts
		Financial instruments	Cash collateral
Derivative assets subject to master netting agreements	9,386	5,619	—	3,767
Derivative assets not subject to master netting agreements	2,501			2,501

Total derivative assets	11,887	5,619	—	6,268

Derivative liabilities subject to master netting agreements	28,017	22,058	—	5,959
Derivative liabilities not subject to master netting agreements	2,532			2,532

Total derivative liabilities	30,549	22,058	—	8,491